FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	$ 362,448
Transfers into Level 3		400
Transfers out of Level 3		(200)
Balance at the end of period	[1]	377,839
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	7,237
Balance at the end of period	[1]	8,116
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[2]	100
Balance at the end of period	[2]	100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		500
Balance at the end of period		800
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period		1,500
Balance at the end of period		1,400
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[2]	700
Balance at the end of period	[2]	600
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	1,800	[4]	$ 2,000
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	(100)		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	0		0
Purchases	[3]	300		300
Sales	[3]	(1,000)		(1,200)
Issuances	[3]	1,400		800
Settlements	[3]	0		0
Transfers into Level 3	[3]	300		200
Transfers out of Level 3	[3]	0		(300)
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	2,700	[4]	1,600
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	0	[4]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	0		0
Purchases	[3]	0		0
Sales	[3]	0		(200)
Issuances	[3]	0		0
Settlements	[3]	0		0
Transfers into Level 3	[3]	0		100
Transfers out of Level 3	[3]	0		(200)
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	0	[4]	200
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	500	[4]	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	0		0
Purchases	[3]	200		100
Sales	[3]	(200)		(200)
Issuances	[3]	0		0
Settlements	[3]	0		0
Transfers into Level 3	[3]	200		0
Transfers out of Level 3	[3]	0		(100)
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	800	[4]	500
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	800	[4]	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	(100)		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	0		0
Purchases	[3]	0		100
Sales	[3]	(600)		(700)
Issuances	[3]	1,400		800
Settlements	[3]	0		0
Transfers into Level 3	[3]	0		0
Transfers out of Level 3	[3]	0		0
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	1,600	[4]	700
Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	400	[4]	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	0		0
Purchases	[3]	0		100
Sales	[3]	(200)		0
Issuances	[3]	0		0
Settlements	[3]	0		0
Transfers into Level 3	[3]	100		100
Transfers out of Level 3	[3]	0		0
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	300	[4]	300
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	4,000	[4]	4,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	(100)		300
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	(100)		300
Purchases	[3]	500		300
Sales	[3]	(600)		(400)
Issuances	[3]	0		0
Settlements	[3]	0		0
Transfers into Level 3	[3]	100		200
Transfers out of Level 3	[3]	0		(900)
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	3,700	[4]	3,900
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	1,200	[4]	1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	0		200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	0		200
Purchases	[3]	400		100
Sales	[3]	(500)		(100)
Issuances	[3]	0		0
Settlements	[3]	0		0
Transfers into Level 3	[3]	0		200
Transfers out of Level 3	[3]	0		(900)
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	1,000	[4]	1,300
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	1,500	[4]	1,700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	(100)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	(100)		0
Purchases	[3]	0		0
Sales	[3]	0		(100)
Issuances	[3]	0		0
Settlements	[3]	0		0
Transfers into Level 3	[3]	0		0
Transfers out of Level 3	[3]	0		0
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	1,400	[4]	1,600
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	500	[4]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	0		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	0		100
Purchases	[3]	100		0
Sales	[3]	0		(200)
Issuances	[3]	0		0
Settlements	[3]	0		0
Transfers into Level 3	[3]	100		0
Transfers out of Level 3	[3]	0		0
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	500	[4]	500
Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	700	[4]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	0		0
Purchases	[3]	100		100
Sales	[3]	(100)		0
Issuances	[3]	0		0
Settlements	[3]	0		0
Transfers into Level 3	[3]	0		0
Transfers out of Level 3	[3]	0		0
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	800	[4]	600
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	1,300	[4]	1,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	300		(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	400		(100)
Purchases	[3]	0		0
Sales	[3]	0		0
Issuances	[3]	500		300
Settlements	[3]	(500)		(200)
Transfers into Level 3	[3]	0		200
Transfers out of Level 3	[3]	(100)		(100)
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	1,500	[4]	1,500
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	300	[4]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	200		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	200		(100)
Purchases	[3]	0		0
Sales	[3]	0		0
Issuances	[3]	0		100
Settlements	[3]	(200)		0
Transfers into Level 3	[3]	0		100
Transfers out of Level 3	[3]	0		0
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	300	[4]	600
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	600	[4]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	100		0
Purchases	[3]	0		0
Sales	[3]	0		0
Issuances	[3]	500		100
Settlements	[3]	(200)		0
Transfers into Level 3	[3]	0		100
Transfers out of Level 3	[3]	(100)		(100)
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	800	[4]	400
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	400	[4]	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	100		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	100		0
Purchases	[3]	0		0
Sales	[3]	0		0
Issuances	[3]	0		100
Settlements	[3]	(200)		(100)
Transfers into Level 3	[3]	0		0
Transfers out of Level 3	[3]	0		0
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	400	[4]	500
Level 3 | Derivative financial instruments | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[3]	0	[4]	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3],[5]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[3]	0		0
Purchases	[3]	0		0
Sales	[3]	0		0
Issuances	[3]	0		0
Settlements	[3]	0		0
Transfers into Level 3	[3]	0		0
Transfers out of Level 3	[3]	0		0
Foreign currency translation	[3]	0		0
Balance at the end of period	[3]	$ 0	[4]	$ 0

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]	The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments.
[3]
Effective 2020, UBS has enhanced its disclosure of Level 3 movements by excluding from the table the impacts of instruments purchased during the period and sold prior to the end of the period. Prior-period comparatives have been restated accordingly

[4]
Total Level 3 assets as of 30 June 2020 were USD 8.1 billion (31 December 2019: USD 7.2 billion). Total Level 3 liabilities as of 30 June 2020 were USD 14.3 billion (31 December 2019: USD 12.8 billion).

[5]	Net gains / losses included in comprehensive income are comprised of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income.